Annual Total Returns - Fidelity Managed Retirement Income Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement Income Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Advisor Managed Retirement Income Fund: Class Z6
Bar Chart Table:
Annual Return 2020	8.78%